SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of preparation of the financial statements

a.   Basis of preparation of the financial statements

The consolidated financial statements, except for the consolidated statements of cash flows, are prepared on the accrual basis. The measurement basis used is historical cost, except for certain accounts which are measured using the basis mentioned in the relevant notes herein.

The consolidated statements of cash flows are prepared using the direct method and present the changes in cash and cash equivalents from operating, investing, and financing activities.

Principles of consolidation

b.   Principles of consolidation

The consolidated financial statements consist of the financial statements of the Company and the subsidiaries over which it has control. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if the Group has the power over the investee, exposure or rights, to variable returns from its involvement with the investee, and the ability to use its power over the investee to affect its returns.

The Group re-assesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control over the subsidiary. Assets, liabilities, income and expenses, of a subsidiary acquired or disposed of during the year are included in the consolidated statements of profit or loss and other comprehensive income from the date the Group gains financial control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance.

Intercompany balances and transactions have been eliminated in the consolidated financial statements.

In case of loss of control over a subsidiary, the Group:

•	derecognizes the assets (including goodwill) and liabilities of the subsidiary at the carrying amounts on the date when it loses control;
•	derecognizes the carrying amounts of any non-controlling interests of its former subsidiary on the date when it loses control;
•	recognizes the fair value of the consideration received (if any) from the transaction, events, or condition that caused the loss of control;
•	recognizes the fair value of any investment retained in the subsidiary at fair value on the date of loss of control;
•	recognizes any surplus or deficit in profit or loss that is attributable to the Group.

Transactions with related parties

c.   Transactions with related parties

The Group has transactions with related parties. The definition of related parties used is in accordance with International Accounting Standards (“IAS”) 24, Related Party Disclosures. The party which is considered a related party is a person or entity that is related to the entity that is preparing its financial statements.

Key management personnel are identified as the persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, including any director (whether executive or otherwise) of the Group. The related party status extends to the key management of the subsidiaries to the extent they direct the operations of subsidiaries with minimal involvement from the Company’s management.

Business combinations

d.   Business combinations

Business combination is accounted for using the acquisition method. The consideration transferred is measured at fair value, which is the aggregate of the fair value of the assets transferred, liabilities incurred or assumed and the equity instruments issued in exchange for control of the acquiree. For each business combination, non-controlling interest is measured at fair value or at the proportionate share of the acquiree’s identifiable net assets. The choice of measurement basis is made on a transaction-by-transaction basis. Acquisition-related costs are expensed as incurred. The acquiree’s identifiable assets and liabilities are recognized at their fair values at the acquisition date.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests, and any previous interest held, over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed, and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the re-assessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

When the determination of consideration from a business combination includes contingent consideration, it is measured at its fair value on acquisition date. Contingent consideration is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value with changes in fair value recognized in profit or loss when adjustments are recorded outside the measurement period. Changes in the fair value of the contingent consideration that qualify as measurement-period adjustments are adjusted retrospectively, with corresponding adjustments made against goodwill. Measurement-period adjustments are adjustments that arise from additional information obtained during the measurement period, which cannot exceed one year from the acquisition date, about facts and circumstances that existed at the acquisition date.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group shall report in its consolidated financial statements provisional amounts for the items for which the accounting is incomplete. During the measurement period, the Group shall retrospectively adjust the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognized as of that date.

In a business combination achieved in stages, the acquirer remeasures its previously held equity interest in the acquiree at its acquisition-date fair value and recognizes the resulting gain or loss, if any, in profit or loss.

Cash and cash equivalents

e.   Cash and cash equivalents

Cash and cash equivalents comprises cash on hand, cash in banks and all unrestricted time deposits with original maturities of three months or less at the time of placement.

Time deposits with maturities of more than three months but not more than one year are presented as part of “Other Current Financial Assets” in the consolidated statements of financial position.

Investments in associated companies

f.   Investments in associated companies

An associate is an entity over which the Group (as investor) has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but does not include control or joint control over those operating policies. The considerations made in determining significant influence are similar to those necessary to determine control over subsidiaries.

The Group’s investments in its associates are accounted for using the equity method.

Under the equity method, the investment in an associate is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the investor’s share of the net assets of the associate since the acquisition date. On acquisition of the investment, any difference between the cost of the investment and the entity’s share of the net fair value of the investee’s identifiable assets and liabilities is accounted for as follows:

a.   Goodwill relating to an associate or a joint venture is included in the carrying amount of the investment and is neither amortized nor individually tested for impairment.

b.   Any excess of the entity’s share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is included as income in the determination of the entity’s share of the associate or joint venture’s profit or loss in the period in which the investment is acquired.

The consolidated statements of profit or loss and other comprehensive income reflect the Group’s share of the results of operations of the associate. Any change in the other comprehensive income of the associate is presented as part of other comprehensive income. In addition, when there has been a change recognized directly in the equity of the associate, the Group recognizes its share of the change in the consolidated statements of changes in equity. Unrealized gain and losses resulting from transactions between the Group and the associate are eliminated to the extent of the interest in the associate.

The Group determines at each reporting date whether there is any objective evidence that the investments in associated companies are impaired. If there is, the Group calculates and recognizes the amount of impairment as the difference between the recoverable amount of the investments in the associated companies and their carrying value.

These assets are included in “Long-term Investments” in the consolidated statements of financial position.

Trade and other receivables

g.   Trade and other receivables

Trade and other receivables are recognized initially at fair value and subsequently measured at amortized cost, less provision for impairment. This provision for impairment is made based on management’s evaluation of the collectibility of the outstanding amounts. Receivables are written off in the year they are determined to be uncollectible.

Inventories

h.   Inventories

Inventories consist of components, which are subsequently expensed upon use. Components represent telephone terminals, cables and other spare parts. Inventories also include Subscriber Identification Module (“SIM”) cards, handsets, wireless broadband modems and blank prepaid vouchers, which are expensed upon sale.

The costs of inventories consist of the purchase price, import duties, other taxes, transport, handling, and other costs directly attributable to their acquisition. Inventories are recognized at the lower of cost and net realizable value. Net realizable value is the estimate of selling price less the costs to sell.

Cost is determined using the weighted average method.

The amounts of any write-down of inventories below cost to net realizable value and all losses of inventories are recognized as an expense in the period in which the write-down or loss occurs. The amount of any reversal of any write-down of inventories, arising from an increase in net realizable value, is recognized as a reduction in the amount of general and administrative expenses in the year in which the reversal occurs.

Provision for obsolescence is primarily based on the estimated forecast of future usage of these inventory items.

Prepaid expenses	i. Prepaid expenses Prepaid expenses are amortized over their future beneficial periods using the straight-line method.
Assets held for sale

j.    Assets held for sale

Assets (or disposal groups) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are stated at the lower of carrying amount and fair value less costs to sell.

Assets that meet the criteria to be classified as held for sale are reclassified from property and equipment and depreciation on such assets is ceased.

Intangible assets

k.   Intangible assets

Intangible assets mainly consist of software. Intangible assets are recognized if it is highly probable that the expected future economic benefits that are attributable to each asset will flow to the Group, and the cost of the asset can be reliably measured.

Intangible assets are stated at cost less accumulated amortization and impairment losses, if any. Intangible assets are amortized over their estimated useful lives. The Group estimates the recoverable value of its intangible assets. When the carrying amount of an intangible asset exceeds its estimated recoverable amount, the asset is written down to its estimated recoverable amount.

Intangible assets except goodwill are amortized using the straight-line method, based on the estimated useful lives of the intangible assets as follows:

Years
Software	3‑6
License	3‑20
Other intangible assets	1‑30

Intangible assets are derecognized on disposal, or when no further economic benefits are expected, either from further use or from disposal. The difference between the carrying amount and the net proceeds received from disposal is recognized in the consolidated statements of profit or loss and other comprehensive income.

Property and equipment

l.    Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment losses.

The cost of an item of property and equipment includes: (a) purchase price, (b) any costs directly attributable to bringing the asset to its location and condition, and (c) the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Each part of an item of property and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately.

Property and equipment are depreciated or amortized using the straight-line method based on the estimated useful lives of the assets as follows:

Years
Land rights	50
Buildings	15‑40
Leasehold improvements	2‑15
Switching equipment	3‑15
Telegraph, telex and data communication equipment	5‑15
Transmission installation and equipment	3‑25
Satellite, earth station and equipment	3‑20
Cable network	5‑25
Power supply	3‑20
Data processing equipment	3‑20
Other telecommunication peripherals	5
Office equipment	2‑5
Vehicles	4‑8
Customer Premises Equipment (“CPE”) assets	4‑5
Other equipment	2‑5

Significant expenditures related to leasehold improvements are capitalized and depreciated over the lease term.

The depreciation method, useful life and residual value of an asset are reviewed at least at each financial year-end and adjusted, if appropriate. The residual value of an asset is the estimated amount that the Group would currently obtain from disposal of the asset, after deducting the estimated costs of disposal, if the asset is already of the age and in the condition expected at the end of its useful life.

Property and equipment acquired in exchange for a non-monetary asset or for a combination of monetary and non-monetary assets are measured at fair value unless, (i) the exchange transaction lacks commercial substance; or (ii) the fair value of neither the asset received nor the asset given up is measured reliably.

Major spare parts and standby equipment that are expected to be used for more than 12 months are recorded as part of property and equipment.

When assets are retired or otherwise disposed of, their cost and the related accumulated depreciation are derecognized from the consolidated statements of financial position and the resulting gains or losses on the disposal or sale of the property and equipment are recognized in the consolidated statements of profit or loss and other comprehensive income.

Certain computer hardware can not be used without the availability of certain computer software. In such circumstance, the computer software is recorded as part of the computer hardware. If the computer software is independent from its computer hardware, it is recorded as part of intangible assets.

The cost of maintenance and repairs is charged to the consolidated statements of profit or loss and other comprehensive income as incurred. Significant renewals and betterments are capitalized.

Property under construction is stated at cost until the construction is completed, at which time it is reclassified to the property and equipment account to which it relates. During the construction period until the property is ready for its intended use or sale, borrowing costs, which include interest expense and foreign currency exchange differences incurred on loans obtained to finance the construction of the asset, as long as it meets the definition of a qualifying asset are, capitalized in proportion to the average amount of accumulated expenditures during the period. Capitalization of borrowing cost ceases when the construction is completed and the asset is ready for its intended use.

Leases

m.  Leases

In determining whether an arrangement is, or contains a lease, the Group performs an evaluation over the substance of the arrangement. A lease is classified as a finance lease or operating lease based on the substance, not the form of the contract. Finance lease is recognized if the lease transfers substantially all the risks and rewards incidental to the ownership of the leased asset.

Assets and liabilities under a finance lease are recognized in the consolidated statements of financial position at amounts equal to the fair value of the leased assets or, if lower, the present value of the minimum lease payments. Any initial direct costs of the Group are added to the amount recognized as assets.

Minimum lease payments are apportioned between the finance charge and the reduction of the outstanding liability. The finance charge is allocated to each period during the lease term so as to produce a constant periodic rate of interest on the remaining balance of the liability. Contingent rents are charged as expenses in the year in which they are incurred.

Leased assets are depreciated using the same method and based on the useful lives as estimated for directly acquired property and equipment. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease terms, the leased assets are fully depreciated over the shorter of the lease terms and their economic useful lives.

Lease arrangements that do not meet the above criteria are accounted for as operating leases for which payments are charged as an expense on the straight-line basis over the lease period.

Trade payables

n.  Trade payables

Trade payables are obligations to pay for goods and/or services that have been acquired from suppliers in the ordinary course of business. Trade payables are classified as current liabilities if the payment is due within one year or less. If not, they are presented as non-current liabilities.

Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Borrowings

o.   Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently carried at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of profit or loss and other comprehensive income over the period of the borrowings using the effective interest method.

Fees paid on obtaining loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facilities will be drawn down. In this case, the fee is deferred until the drawdown occurs. To the extent there is no evidence that it is probable that some or all of the facilities will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facilities to which it relates.

Foreign currency translations

p.   Foreign currency translations

The functional currency and the reporting currency of the Group are both the Indonesian rupiah, except for the functional currency of Telekomunikasi Indonesia International Ltd., Hong Kong, Telekomunikasi Indonesia International Pte. Ltd., Singapore, Telekomunikasi Indonesia International Inc., USA, and Telekomunikasi Indonesia International S.A., Timor Leste whose functional currency is U.S. dollars, Telekomunikasi Indonesia International, Pty. Ltd., Australia whose functional currency is Australian dollars, and TS Global Network Sdn. Bhd. whose functional currency is Malaysian ringgit. Transactions in foreign currencies are translated into Indonesian rupiah at the rates of exchange prevailing at transaction date. At the consolidated statements of financial position dates, monetary assets and liabilities denominated in foreign currencies are translated into Indonesian rupiah based on the buy and sell rates quoted by Reuters prevailing at the consolidated statements of financial position dates, as follows (in full amount):

	2016		2017
	Buy	Sell	Buy	Sell
United States dollar (“US$”) 1	13,470	13,475	13,565	13,570
Australian dollar (“AUD”) 1	9,721	9,726	10,592	10,598
Euro ("EUR") 1	14,170	14,181	16,231	16,242
Japanese yen ("JPY") 1	115.01	115.10	120.48	120.55
Malaysian ringgit ("MYR") 1	3,002	3,005	3,349	3,355

The resulting foreign exchange gain or losses, realized and unrealized, are credited or charged to the consolidated statements of profit or loss and other comprehensive income, except for foreign exchange differences incurred on borrowings during the construction of qualifying assets which are capitalized to the extent that the borrowings can be attributed to the construction of those qualifying assets (Note 2l).

For the purpose of reporting, the assets and liabilities of subsidiaries that functional currencies are different with the Group's functional currency are translated into Indonesian rupiah using the rate of exchange prevailing at that date, while revenues and expenses are translated into Indonesian rupiah at the average rates of exchange for the year. The resulting translation adjustments are reported as part of "Other Reserves" in the equity section of the consolidated statements of financial position.

Revenue and expense recognition

q.   Revenue and expense recognition

i.     Cellular and fixed wireless telephone revenues

Revenues from postpaid service, which consist of usage and monthly charges, are recognized as follows:

•	Airtime and charges for value added services are recognized based on usage by subscribers.
•	Monthly subscription charges are recognized as revenues when incurred by subscribers.

Revenues from prepaid service, which consist of the sale of starter packs (also known as SIM cards and start-up load vouchers) and pulse reload vouchers, are recognized initially as unearned income and recognized as revenue based on total of successful calls made and the value added services used by the subscribers or the expiration of the unused stored value of the voucher.

ii.    Fixed line telephone revenues

Revenues from usage charges are recognized as customers incur the charges. Monthly subscription charges are recognized as revenues when incurred by subscribers.

Revenues from fixed line installations are deferred and recognized as revenue on the straight-line basis over the expected term of the customer relationships. Based on reviews of historical information and customer trends, the Company determined the term of the customer relationships is 23 years.

iii.    Interconnection revenues

Revenues from network interconnection with other domestic and international telecommunications carriers are recognized monthly on the basis of the actual recorded traffic for the month. Interconnection revenues consist of revenues derived from other operators’ subscriber calls to the Group’s subscribers (incoming) and calls between subscribers of other operators through the Group’s network (transit).

iv.   Data, internet, and information technology services revenues

Revenues from data communication and internet are recognized based on service activity and performance which are measured by the duration of internet usage or based on the fixed amount of charges depending on the arrangements with customers.

Revenues from sales, installation and implementation of computer software and hardware, computer data network installation service and installation are recognized when the goods are delivered to customers or the installation takes place.

Revenue from computer software development service is recognized using the percentage-of-completion method.

v.   Network revenues

Revenues from network consist of revenues from leased lines and satellite transponder leases which are recognized over the period in which the services are rendered.

vi.   Other revenues

Revenues from sales of peripherals or other telecommunications equipments are recognized when delivered to customers.

Revenues from telecommunication tower leases are recognized on straight-line basis over the lease period in accordance with the agreement with the customers.

Revenues from other services are recognized when services are rendered to customers.

vii.  Multiple-element arrangements

Where two or more revenue-generating activities or deliverables are sold under a single arrangement, each deliverable that is considered to be a separate unit of accounting is accounted for separately. The total revenue is allocated to each separately identifiable component based on the relative fair value of each component and the appropriate revenue recognition criteria are applied to each component as described above.

viii.  Agency relationship

Revenues from an agency relationship are recorded based on the gross amount billed to the customers when the Group acts as principal in the sale of goods and services. Revenues are recorded based on the net amount retained (the amount paid by the customer less amount paid to the suppliers) when, in substance, the Group has acted as agent and earned commission from the suppliers of the goods and services sold.

ix.  Customer loyalty programme

The Group operates a loyalty programme, which allows customers to accumulate points for every certain multiple of the telecommunication services usage. The points can be redeemed in the future for free or discounted products or services, provided other qualifying conditions are achieved.

Consideration received is allocated between the telecommunication services and the points issued, with the consideration allocated to the points equal to their fair value. Fair value of the points is determined based on historical information about redemption rate of award points. Fair value of the points issued is deferred and recognized as revenue when the points are redeemed or expired.

x.    Expenses

Expenses are recognized as they are incurred.

Employee benefits

r.    Employee benefits

i.    Short-term employee benefits

All short-term employee benefits which consist of salaries and related benefits, vacation pay, incentives and other short-term benefits are recognized as expense on undiscounted basis when employees have rendered service to the Group.

ii.   Post-employment benefit plans and other long-term employee benefits

Post-employment benefit plans consist of funded and unfunded defined benefit pension plans, defined contribution pension plan, other post-employment benefits, post-employment health care benefit plan, defined contribution health care benefit plan and obligations under the Labor Law.

Other long-term employee benefits consist of Long Service Awards (“LSA”), Long Service Leave (“LSL”), and pre-retirement benefits.

The cost of providing benefits under post-employment benefit plans and other long-term employee benefits calculation is performed by an independent actuary using the projected unit credit method.

The net obligations in respect of the defined pension benefit plans and post-retirement health care benefit plan are calculated at the present value of estimated future benefits that the employees have earned in return for their service in the current and prior periods less the fair value of plan assets. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of Government bonds that are denominated in the currencies in which the benefits will be paid and that have terms to maturity approximating the terms of the related retirement benefit obligation. Government bonds are used as there are no deep markets for high quality corporate bonds.

Plan assets are assets owned by defined benefit pension plan and post-retirement health care benefits plan as well as qualifying insurance policy. The assets are measured at fair value as of reporting dates. The fair value of qualifying insurance policy is deemed to be the present value of the related obligations (subject to any reduction required if the amounts receivable under the insurance policies are not recoverable in full).

Remeasurement, comprising of actuarial gains and losses, the effect of the asset ceiling (excluding amounts included in net interest on the net defined benefit liability (asset)) and the return on plan assets (excluding amounts included in net interest on the net defined benefit liability (asset)) are recognized immediately in the consolidated statements of financial position with a corresponding debit or credit to retained earnings through OCI in the period in which they occur. Remeasurements are not reclassified to profit or loss in subsequent periods.

Past service costs are recognized immediately in profit or loss on the earlier of:

•	The date of plan amendment or curtailment; and
•	The date that the Group recognized restructuring-related costs.

Net interest is calculated by applying the discount rate to the net defined benefit liabilities or assets.

Gains or losses on curtailment are recognized when there is a commitment to make a material reduction in the number of employees covered by a plan or when there is an amendment of defined benefit plan terms such that a material element of future services to be provided by current employees will no longer qualify for benefits, or will qualify only for reduced benefits.

Gains or losses on settlement are recognized when there is a transaction that eliminates all further legal or constructive obligation for part or all of the benefits provided under a defined benefit plan (other than the payment of benefit in accordance with the program and included in the actuarial assumptions).

For defined contribution plans, the regular contributions constitute net periodic costs for the period in which they are due and, as such, are included in “Personnel Expenses” as they become payable.

iii.   Share-based payments

The Company operates an equity-settled, share-based compensation plan. The fair value of the employees’ services rendered which are compensated with the Company’s shares is recognized as an expense in the consolidated statements of profit or loss and other comprehensive income and credited to additional paid-in capital at the grant date.

iv.   Early retirement benefits

Early retirement benefits are accrued at the time the Group make a commitment to provide early retirement benefits as a result of an offer made in order to encourage voluntary redundancy. A commitment to a termination arises when, and only when a detailed formal plan for the early retirement cannot be withdrawn.

Income tax

s.   Income tax

Current and deferred income taxes are recognized as income or expense and included in the consolidated statements of profit or loss and other comprehensive income, except to the extent that the tax arises from a transaction or event which is recognized directly in equity, in which case, the tax is recognized directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered or paid using the tax rates and tax laws that have been enacted at each reporting date. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. Where appropriate, management establishes provisions based on the amounts expected to be paid to the Tax Authorities.

The Group recognizes deferred tax assets and liabilities for temporary differences between the financial and tax bases of assets and liabilities at each reporting date. The Group also recognizes deferred tax assets resulting from the recognition of future tax benefits, such as the benefit of tax losses carried forward to the extent their future realization is probable. Deferred tax assets and liabilities are measured using enacted or substantively enacted tax rates and tax laws at each reporting date which are expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The carrying amount of deferred tax asset is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable income will be available to allow the benefit of part or all of that deferred tax asset to be utilized. Tax deduction from the reversal of deferred tax assets is excluded from the estimation of future taxable income.

Deferred tax assets and liabilities are offset in the consolidated statements of financial position, except if these are for different legal entities, in the same manner the current tax assets and liabilities are presented.

Amendment to taxation obligation is recorded when an assessment letter (“Surat Ketetapan Pajak” or “SKP”) is received or, if appealed against, when the results of the appeal are determined. The additional taxes and penalty imposed through SKP are recognized in the current year profit or loss, unless objection/appeal is taken. The additional taxes and penalty imposed through SKP are deferred as long as they meet the asset recognition criteria.

Indonesian tax regulations impose final tax on several types of transactions based on the gross value of the transaction. Therefore, such transaction remains subject to tax even though the taxpayer incurred a loss on the transaction.

Final income tax on construction services and lease is presented as part of “Other Expenses”.

Financial instruments

t.    Financial instruments

The Group classifies financial instruments into financial assets and financial liabilities. Financial assets and liabilities are recognized initially at fair value including transaction costs. These are subsequently measured either at fair value or amortized cost using the effective interest method in accordance with their classification.

i.    Financial assets

The Group classifies its financial assets as (i) financial assets at fair value through profit or loss, (ii) loans and receivables, (iii) held-to-maturity investments or (iv) available-for-sale financial assets. The classification depends on the purpose for which the financial assets are acquired. Management determines the classification of financial assets at initial recognition.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the assets.

The Group’s financial assets include cash and cash equivalents, other current financial assets, trade and other receivables, other non-current assets, and available-for-sale investments.

a.  Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are financial assets classified as held for trading. A financial asset is classified as held for trading if it is acquired principally for the purpose of selling or repurchasing it in the near term and for which there is evidence of a recent actual pattern of short-term profit taking. Gains or losses arising from changes in fair value of the trading securities are presented as other income (expenses) in consolidated statements of profit or loss and other comprehensive income in the period in which they arise.

No financial assets were classified as financial assets at fair value through profit or loss as of December 31, 2016 and 2017.

b.   Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market.

Loans and receivables consist of, among other assets, cash and cash equivalents, other current financial assets, trade and other receivables, and other non-current assets (long-term trade receivables and restricted cash).

These are initially recognized at fair value including transaction costs and subsequently measured at amortized cost, using the effective interest method.

c.   Held-to-maturity investments

Held-to-maturity investments are non-derivative financial assets with fixed or determinable payments and fixed maturities on which management has the positive intention and ability to hold to maturity, other than:

a)	those that the Group, upon initial recognition, designates as at fair value through profit or loss;
b)	those that the Group designates as available-for-sale; and
c)	those that meet the definition of loans and receivables.

No financial assets were classified as held-to-maturity investments as of December 31, 2016 and 2017.

d.    Available-for-sale financial assets

Available-for-sale investments are non-derivative financial assets that are intended to be held for indefinite periods of time, which may be sold in response to needs for liquidity or changes in interest rates, exchange rates or that are not classified as loans and receivables, held-to-maturity investments or financial assets at fair value through profit or loss. Available-for-sale investments primarily consist of mutual funds, corporate and government bonds and capital stock, which are recorded as part of “Other Current Financial Assets” and “Long-term Investments” in the consolidated statements of financial position.

Available-for-sale investments are stated at fair value. Unrealized holding gains or losses on available-for-sale investments are excluded from income of the current period and are reported as a separate component in the equity section of the consolidated statements of financial position until realized. Realized gains or losses from the sale of available-for-sale investments are recognized in the consolidated statements of profit or loss and other comprehensive income, and are determined on the specific identification basis.

ii.    Financial liabilities

The Group classifies its financial liabilities as (i) financial liabilities at fair value through profit or loss or (ii) financial liabilities measured at amortized cost.

The Group’s financial liabilities include trade and other payables, accrued expenses, interest-bearing loans, other borrowings and other liabilities. Interest-bearing loans consist of short-term bank loans, two-step loans, bonds and notes, long-term bank loans and obligations under finance leases.

a.   Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss are financial liabilities classified as held for trading. A financial liability is classified as held for trading if it is incurred principally for the purpose of selling or repurchasing it in the near term and for which there is evidence of a recent actual pattern of short-term profit taking.

No financial liabilities were categorized as held for trading as of December 31, 2016 and 2017.

b.   Financial liabilities measured at amortized cost

Financial liabilities that are not classified as liabilities at fair value through profit or loss fall into this category and are measured at amortized cost. Financial liabilities measured at amortized cost are trade and other payables, accrued expenses, interest-bearing loans, other borrowings and other liabilities. Interest-bearing loans consist of short-term bank loans, two-step loans, bonds and notes, long-term bank loans and obligations under finance leases.

iii.   Offsetting financial instruments

Financial assets and liabilities are offset and the net amount is reported in the consolidated statements of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle them on a net basis, or realize the assets and settle the liabilities simultaneously. The right of set-off must not be contingent on a future event and must be legally enforceable in all of the following circumstances:

a.	the normal course of business;
b.	the event of default; and
c.	the event of insolvency or bankruptcy of the Group and all of the counterparties.

iv.   Fair value of financial instruments

Fair value is the amount for which an asset could be exchanged, or liability settled, in an arm’s length transaction.

The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices, without any deduction for transaction costs.

For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. Such techniques may include using recent arm’s length market transactions, reference to the current fair value of another instrument that is substantially the same, a discounted cash flow analysis or other valuation models.

An analysis of fair values of financial instruments and further details as to how they are measured are provided in Note 35.

v.   Impairment of financial assets

The Group assesses the impairment of financial assets if there is objective evidence that a loss event has a negative impact on the estimated future cash flows of the financial assets. Impairment is recognized when the loss can be reliably estimated. Losses expected as a result of future events, no matter how likely, are not recognized.

For financial assets carried at amortized cost, the Group first assesses whether impairment exists individually for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Group determines that no objective evidence of impairment exists for an individually assessed financial asset, whether significant or not, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in the collective assessment of impairment.

The amount of any impairment loss identified is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future expected credit losses that have not yet been incurred). The present value of the estimated future cash flows is discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is reduced through the use of an allowance account and the loss is recognized in profit or loss.

For available-for-sale financial assets, the Group assesses at each reporting date whether there is objective evidence that an investment or a group of investments is impaired. When a decline in the fair value of an available-for-sale financial asset has been recognized in other comprehensive income and there is objective evidence that the asset is impaired, the cumulative loss that had been recognized in other comprehensive income is recognized in profit or loss as an impairment loss. The amount of the cumulative loss is the difference between the acquisition cost (net of any principal repayment and amortization) and current fair value, less any impairment loss on that financial asset previously recognized.

vi.   Derecognition of financial instrument

The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or when the Group transfers substantially all the risks and rewards of ownership of the financial asset.

The Group derecognizes a financial liability when the obligation specified in the contract is discharged or cancelled or has expired.

Treasury stock

u.   Treasury stock

Reacquired Company shares of stock are accounted for at their reacquisition cost and classified as “Treasury Stock” and presented as a deduction in equity. The cost of treasury stock sold/transferred is accounted for using the weighted average method. The portion of treasury stock transferred for employee stock ownership program is accounted for at its fair value at grant date. The difference between the cost and the proceeds from the sale/transfer of treasury stock is credited to “Additional Paid-in Capital”.

Dividends

v.   Dividends

Dividend for distribution to the stockholders is recognized as a liability in the consolidated financial statements in the year in which the dividend is approved by the stockholders. The interim dividend is recognized as a liability based on the Board of Directors’ decision supported by the approval from the Board of Commissioners.

Basic and diluted earnings per share and per ADS

w.  Basic and diluted earnings per share and per ADS

Basic earnings per share is computed by dividing profit for the year attributable to owners of the parent company by the weighted average number of shares outstanding during the year. Income per ADS is computed by multiplying the basic earnings per share by 100, the number of shares represented by each ADS.

The Company does not have potentially dilutive financial instruments.

Segment information

x.   Segment information

The Group’s segment information is presented based upon identified operating segments. An operating segment is a component of an entity: a) that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity); b) whose operating results are regularly reviewed by the Group’s Chief Operating Decision Maker ("CODM") i.e., the Directors, to make decisions about resources to be allocated to the segment and assess its performance; and c) for which discrete financial information is available.

Provisions

y.   Provisions

Provisions are recognized when the Group has present obligations (legal or constructive) arising from past events and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligations and the amount can be measured reliably.

Provisions for onerous contracts are recognized when the contract becomes onerous for the lower of the cost of fulfilling the contract and any compensation or penalties arising from failure to fulfill the contract.

Impairment of non-financial assets

z.   Impairment of non-financial assets

At the end of each reporting period, the Group assesses whether there is an indication that an asset may be impaired. If such indication exists, the recoverable amount is estimated for the individual asset. If it is not possible to estimate the recoverable amount of the individual asset, the Group determines the recoverable amount of the Cash-Generating Unit (“CGU”) to which the asset belongs (“the asset’s CGU”).

The recoverable amount of an asset (either individual asset or CGU) is the higher of the asset’s fair value less costs to sell and its value in use (“VIU”). Where the carrying amount of the asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. In assessing the value in use, the estimated net future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

In determining fair value less costs to sell, recent market transactions are taken into account, if available. If no such transactions can be identified, the Group uses an appropriate valuation model to determine the fair value of the asset. These calculations are corroborated by valuation multiples or other available fair value indicators.

Impairment losses of continuing operations are recognized in profit or loss as part of “Depreciation and Amortization” in the consolidated statements of profit or loss and other comprehensive income.

At the end of each reporting period, the Group assesses whether there is any indication that previously recognized impairment losses for an asset, other than goodwill, may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. A previously recognized impairment loss for an asset, other than goodwill, is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited such that the carrying amount of the asset does not exceed its recoverable amount, nor exceeds the carrying amount that would have been determined, net of depreciation, had no impairment been recognized for the asset in prior periods. Reversal of an impairment loss is recognized in profit or loss.

Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment loss relating to goodwill can not be reversed in future periods.

Critical accounting estimates and assumptions

aa.  Critical accounting estimates and assumptions

Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are addressed below.

i.     Retirement benefits

The present value of the retirement benefit obligations depends on a number of factors that are determined on an actuarial basis using a number of assumptions. The assumptions used in determining the net cost (income) for pensions include the discount rate and return on investment. Any changes in these assumptions will impact the carrying amount of the retirement benefit obligations.

The Group determines the appropriate discount rate at the end of each reporting period. This is the interest rate that should be used to determine the present value of estimated future cash outflows expected to be required to settle the obligations. In determining the appropriate discount rate, the Group considers the interest rates of Government bonds that are denominated in the currency in which the benefits will be paid and that have terms to maturity approximating the terms of the related retirement benefit obligations.

If there is an improvement in the ratings of such Government bonds or a decrease in interest rates as a result of improving economic conditions, there could be a material impact on the discount rate used in determining the post-employment benefit obligations.

Other key assumptions for retirement benefit obligations are based in part on current market conditions. Additional information is disclosed in Notes 29 and 30.

ii.    Useful lives of property and equipment

The Group estimates the useful lives of its property and equipment based on expected asset utilization, considering strategic business plans, expected future technological developments and market behavior. The estimates of useful lives of property and equipment are based on the Group’s collective assessment of industry practice, internal technical evaluation and experience with similar assets.

The Group reviews its estimates of useful lives at least each financial year-end and such estimates are updated if expectations differ from previous estimates due to changes in expectation of physical wear and tear, technical or commercial obsolescence and legal or other limitations on the continuing use of the assets. The amounts of recorded expenses for any year will be affected by changes in these factors and circumstances. A change in the estimated useful lives of the property and equipment is a change in accounting estimates and is applied prospectively in profit or loss in the period of the change and future periods.

Details of the nature and carrying amounts of property and equipment are disclosed in Note 10.

iii.    Provision for impairment of receivables

The Group assesses whether there is objective evidence that trade and other receivables have been impaired at the end of each reporting period. Provision for impairment of receivables is calculated based on a review of the current status of existing receivables and historical collection experience. Such provisions are adjusted periodically to reflect the actual and anticipated experience. Details of the nature and carrying amounts of provision for impairment of receivables are disclosed in Note 6.

iv.   Income taxes

Significant judgment is required in determining the provision for income taxes. There are many transactions and calculations for which the ultimate tax determination is uncertain. The Group recognizes liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the current and deferred income tax assets and liabilities in the year in which such determination is made. Details of the nature and carrying amounts of income tax are disclosed in Note 28.

New accounting standards and interpretations not yet adopted

NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET ADOPTED

The accounting standards and interpretations that are issued, but not yet effective for the year ended December 31, 2017 and which have not been applied in preparing these consolidated financial statements are disclosed below. The Group intends to adopt these standards, if applicable, when they become effective.

Effective for annual periods beginning on or after January 1, 2018

•     IFRS 9, Financial Instruments

IFRS 9 includes revised guidance on the classification and measurement of financial instruments, including a new expected credit loss model for calculating impairment on financial assets, and the new general hedge accounting requirements. It also carries forward the guidance on recognition and derecognition of financial instruments from IAS 39. IFRS 9, published in July 2014, replaces the existing guidance in IAS 39, Financial Instruments: Recognition and Measurement. IFRS 9 is effective for annual reporting periods beginning on or after January 1, 2018, with early adoption permitted. The Group does not intend to adopt IFRS 9 before the effective date.

The classification and measurement of financial assets, stocks, mutual funds, corporate and government bonds, and convertible bonds currently classified as available-for-sale financial assets would appear to satisfy the conditions for classification as at fair value through other comprehensive income (“FVOCI”) and hence there will be no change to the accounting for these assets. The other financial assets held by the Group include cash and cash equivalents, other current financial assets, trade and other receivables, and other non-current assets (long-term trade receivables and restricted cash) currently classified as loans and receivables and measured at  amortized cost which appear to meet the conditions for classification at amortized cost under IFRS 9. Accordingly, the Group does not expect the new guidance to have a significant impact on the classification and measurement of its financial assets.

There will be no impact on the Group’s accounting for financial liabilities, as the new requirements only affect the accounting for financial liabilities that are designated at fair value through profit or loss and the Group does not have any such liabilities.

The new impairment model requires the recognition of impairment provisions based on expected credit losses (“ECL’’) rather than only incurred credit losses as is the case under IAS 39.

Based on the assessment completed to date, the Group expects the effect of applying the impairment requirements of IFRS 9 in the provision for impairment of receivable. The quantum of impact is not yet determinable at this time because it depends on the supportable information being made available to the Group in 2018 when the Group adopt IFRS 9.

•     IFRS 15, Revenue from Contracts with Customers

IFRS 15 establishes a comprehensive framework to determine how, when and how much revenue is to be recognised. The standard provides a single, principles-based five-step model for the determination and recognition of revenue to be applied to all contracts with customers. The standard also provides specific guidance requiring certain types of costs to obtain and/or fulfil a contract to be capitalized and amortized on a systematic basis that is consistent with the transfer to the customer of the goods or services to which the capitalized cost relates.

IFRS 15 replaces a number of existing revenue standards, including IAS 18 - Revenue, IAS 11 - Construction Contracts and IFRIC 13 - Customer Loyalty Programmes. IFRS 15 will be effective for annual reporting periods beginning on or after January 1, 2018 with a permission for early adoption.

There are two adoption methods available for implementation. Under one method, the standard is applied retrospectively to contracts for each reporting period presented, subject to allowable practical expedients. Under the other method, the Group is allowed to use a modified retrospective approach by applying IFRS 15 only to the most current period presented, recognizing the cumulative effect of the change as an adjustment to the beginning balance of retained earnings at January 1, 2018, and provides additional disclosures comparing the results to the previous revenue guidance.

The Group has decided to apply the modified retrospective approach to adopt the standard beginning on January 1, 2018.The Group has also elected to apply the following practical expedients on the transition date:

-     Completed contracts - the Group would apply IFRS 15 only to customer contracts that are not completed on January 1, 2018 and would not adjust prior reporting periods; and

-     Contract modifications - instead of applying a retrospective approach to quantify the cumulative effects of contract modifications from the time the each modification was made; the Group would reflect the aggregate effect of all contract modifications that occur before January 1, 2018 in order to:

(i) identify satisfied and unsatisfied performance obligations;

(ii) determine the transaction price of the latest modified contract; and

(iii) allocate the transaction price to the satisfied and unsatisfied performance obligations as of January 1, 2018.

Based on the assessment completed to date, the Group identifies  the following indicative impacts to each of the Group's Customer Facing Units ("CFU"):

a)	Mobile and Consumer CFUs

Customer contracts for these mobile and consumer CFUs are relatively standard in nature. The Group has already pre-determined the services and/or package of services that it is going to offer so that customers can choose from a selection of packages that the Group sells. Given the standard nature of the products offered, the Group is already allocating revenue to all of the different components of revenue identified in customer contracts. From time to time, however, the Group also offers free promotion products as incentives. These free promotion products are likely to constitute separate performance obligations that are subject to further revenue allocation under IFRS 15. The Group is expected to continue to offer a variety of free digital and home entertainment contents to help promote its products in the market. As a result, the Group expects that there will be some reallocation of revenues between:

-“Short Messaging Services”, “Cellular Telephone", and “Cellular Internet and Data” for Mobile CFU; and

-“Fixed Telephone”, “Pay TV”, and “Internet, Data Communication and Information Technology Services” for Consumer CFU.

Reallocation of future revenues will not have any impact on the amount of cumulative revenue recognised to date by the Group.

b)	Wholesale and International ("WIB") CFU

Wholesale telecommunication services comprise primarily of interconnection services, as well as pre-determined network services. The pre-determined network services are standardised in nature and the Group has already allocated contract revenues to all identified revenue elements under the existing practice. Given the nature of the contracts for pre-determined network services, the Group does not expect IFRS 15 to have a material impact on pre-determined network services.

Consistent with the industry practice, the Group offers volume discounts on interconnectivity charges depending on the volume of traffic used by the other telecommunication operators. For the purposes of IFRS 15, the Group has been performing an assessment to ensure that the amount of interconnectivity revenues recognised to date is capped to a level that is not subject to a significant risk of reversal in the future. The Group expects there will be an adjustment made to the opening retained earnings that will be reported in the next fiscal year to incorporate the estimation of volume discounts paid in 2018.

c)	Enterprise CFU

Many of the Enterprise CFU product offerings are bespoke in nature. The Group often custom-designs its solution services to satisfy customers’ specific needs and requirements. For the purposes of IFRS 15, the Group has undertaken a project to evaluate individual customer contracts to determine the number and nature of performance obligations promised to customers in those contracts. In some circumstances, free products that are provided to customers to fulfil solution services can now be identified as distinct performance obligations under IFRS 15. Therefore, the Group expects that there will be more performance obligations that will be identified under IFRS 15 as compared to the existing revenue standards. In addition, IFRS 15 introduces more detailed guidance to determine the stand-alone selling prices of the identified performance obligations. In effect, this will lead to a reallocation of some portion of revenues between “Internet, Data Communication and Information Technology Services” and “CPE and Terminal” sub-classifications.

IFRS 15 requires the Group to capitalise some portion of the costs incurred to acquire contracts and costs to fulfil performance obligations of contracts that are satisfied over time as an asset on the balance sheet. In contrast to the current treatment that requires the Group to expense these costs as incurred, the capitalised contract acquisition and fulfilment costs will be amortised as the Group satisfies its performance obligations over time.

The above impacts are indicative in nature and subject to further adjustments as management continues to complete the impact assessment of IFRS 15. The ultimate impact on revenues resulting from the application of the new standard will be subject to assessments that are dependent on many variables, including, but not limited to, the terms of our contractual arrangements and the Group's business portfolios.

The Group is deploying a cross-functional project team dedicated to continuously assess the impact of the new standard. This team is responsible for: (i) identifying the Group's revenue streams that will be most affected by the new requirements of the standard; (ii) making the necessary changes to the Group's existing accounting policies; (iii) developing new business processes and controls; including (iv) selecting, as well as, implementing suitable systems solutions to complement the Group's accounting and billing systems to support IFRS 15.

•     Amendments to IAS 28, Measuring an Associate or Joint Venture at Fair Value

IAS 28 is amended to clarify that when an investment entity elects to measure its investment in an associate or joint venture at fair value through profit or loss in accordance with IFRS 9, it shall make this election separately for each associate or joint venture, at initial recognition of the associate or joint venture.

A non-investment entity investor can elect to retain the fair value accounting applied by its investment entity associate or joint venture. This election is made separately for each investment entity associate or joint venture, at the later of the date on which (a) the investment entity associate or joint venture is initially recognized; (b) the associate or joint venture becomes an investment entity; and (c) the investment entity associate or joint venture first becomes a parent. These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance since there is no investment in associates or joint venture measured at fair value through profit or loss as of December 31, 2017.

•     Amendments to IAS 40, Transfer of Investment Property

IAS 40 is amended to clarify that an entity shall transfer a property to, or from, investment property when, and only when, there is a change in use. A change in use occurs when the property meets, or ceases to meet, the definition of investment property and there is evidence of the change in use. In isolation, a change in management’s intentions for the use of a property does not provide evidence of a change in use.

These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance since there is no property classified as investment property as of December 31, 2017.

•     Amendments to IFRS 1, Deletion of Short-term Exemptions for First-time Adopters

IFRS 1 is amended to delete short-term exemptions for first-time adopters regarding disclosures about financial instruments, employee benefits and investment entities.

This amendment is not applicable to the Group's consolidated financial statements.

•     Amendments to IFRS 2, Classification and Measurement of Shared-based Payment Transactions

IFRS 2 is amended to provide some additional accounting requirement for cash-settled share-based payment transactions regarding treatment of vesting and non-vesting conditions, share-based payment transactions with a net settlement feature for withholding tax obligations, and modification of a share-based payment transaction that changes its classification from cash-settled to equity-settled.

These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance since there is no shared-based payment transaction for the year ended December 31, 2017.

•     IFRS Interpretation Committee (IFRIC) 22, Foreign Currency Transactions and Advance Consideration

IFRIC 22 defines that the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration is the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration in a foreign currency.

These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance.

Effective for annual periods beginning on or after January 1, 2019

•     IFRS 16, Leases

IFRS 16 was issued in January 2016. It will result in almost all leases being recognised on the statement of financial position of the lessee, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognised. The only exceptions are short-term and/or low-value leases. The standard is not expected to significantly change accounting for lessors.

The standard is mandatory for financial years commencing on or after January 1, 2019. Early adoption of IFRS 16 is allowed provided that it is adopted together with IFRS 15. The Group does not intend to adopt the standard before its effective date.

IFRS 16 will affect primarily the accounting for the Group's operating leases as lessee. As at the reporting date, the Group has non-cancellable operating lease commitments of IDR 31,218 billion (Note  33c.ii).

However, the Group has not yet determined to what extent these commitments will result in the recognition of an asset and a liability for future payments and how this will affect the Group's profit and classification of cash flows. Some of the commitments may be covered by the exception for short-term and/or low-value leases and some commitments may relate to arrangements that will not qualify as leases under IFRS 16.

•     IFRIC 23, Uncertainty over Income Tax Treatments

IFRIC 23 clarifies how to apply the recognition and measurement requirements in IAS 12 Income Taxes when there is uncertainty over income tax treatments. When there is uncertainty over income tax treatments, IFRIC 23 addresses:

-whether an entity considers uncertain tax treatments separately,

-the assumptions an entity makes about the examination of tax treatments by taxation authorities,

-how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, and

-how an entity considers changes in facts and circumstances.

The Group is currently assessing on how the recognition and measurement of ongoing tax assessment would be affected by this IFRIC 23.

•     Amendments to IFRS 3, Business Combination and IFRS 11, Joint Arrangements, previously Held Interest in a Joint Operation

IFRS 3 is amended to clarify that when an entity obtains control of a business that is a joint operation and had rights to the assets and obligations for the liabilities relating to that joint operation immediately before the acquisition date, the transaction is a business combination achieved in stages. The acquirer shall therefore apply the requirements for a business combination achieved in stages, including remeasuring its previously held interest in the assets and liabilities of the joint operation at fair value.

IFRS 11 is amended to clarify that a party that participates in, but does not have joint control of,a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business as defined in IFRS 3. In such cases, previously held interests in the joint operation are not remeasured.

These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance.

•     Amendments to IFRS 9, Prepayment Features with Negative Compensation

IFRS 9 is amended to clarify that financial assets with prepayment features that may result in negative compensation qualify as contractual cash flows that are solely payments of principal and interest on the principal amount outstanding.

These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance since there is no financial assets with prepayment features as of December 31, 2017.

•     Amendments to IAS 12, Income Tax Consequences of Payments on Financial Instruments Classified as Equity

IAS 12 is amended to clarify that an entity shall recognise the income tax consequences of dividends as defined in IFRS 9 when it recognises a liability to pay a dividend. An entity shall recognise the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognised those past transactions or events.

These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance.

•     Amendments to IAS 23, Borrowing Costs Eligible for Capitalisation

IAS 23 is amended to clarify that when the entity calculates the borrowing costs eligible for capitalisation from general borrowings, the entity shall exclude from this calculation borrowing costs applicable to borrowings made specifically for the purpose of obtaining a qualifying asset until substantially all the activities necessary to prepare that asset for its intended use or sale are complete.

These ammendments are not expected to have an impact to the Group's consolidated statements of financial position or performance.

•     Amendments to IAS 28, Long-term Interests in Associates and Joint Ventures

IAS 28 is amended to provides that the entity shall apply IFRS 9 to financial instruments in an associate or joint venture to which the equity method is not applied. These include long-term interests that, in substance, form part of the entity's net investment in an associate or joint venture.

These amendments are not expected to have an impact to the Group's consolidated statements of financial position or performance since there are no long-term interests in associates and joint ventures as of December 31, 2017.

Effective for annual periods beginning on or after January 1, 2021

IFRS 17, Insurance Contract, will be effective on January 1, 2021, are considered to be not applicable to the Group's consolidated financial statements.

The effective date was postponed to a date yet to be determined

•     Amendments to IFRS 10 and IAS 28, Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments provide guidance for accounting treatment when a parent loses control of a subsidiary in a transaction with an associate or joint venture. The amendments require full gain to be recognized when the assets transferred meet the definition of a “business” under IFRS 3, Business Combinations.

These amendments are not expected to impact the Group’s consolidated statements of financial position or performance.